Background information	12 Months Ended
Jun. 30, 2025
Background information
Background information

1.        Background information

Lavoro Limited is a Cayman Island exempted company incorporated on August 22, 2022.

Lavoro Limited is a public company listed with the US Securities and Exchange Commission (“SEC”) and its shares are traded on Nasdaq Global Select Market under ticker symbol “LVRO”.

Lavoro Limited (“Lavoro” and collectively with its subsidiaries, the “Group”) is one of the main agricultural input distribution platforms in Latin America, with relevant agricultural input distribution operations in Brazil and Colombia, and an agricultural input trading company in Uruguay, and an early-stage agricultural input company in Ecuador. Also, as a result of a verticalization strategy, the Group produces agricultural biological and special fertilizers products through its own facilities. The Group offers farmers a complete portfolio of products and services with the goal of helping farmer customers succeed by providing multi-channel support. The Group began its operations in 2017, and expansion through M&As has always been part of Lavoro's business strategy.

As of June 30, 2025, the Group is controlled by investment funds managed by Patria Investments Limited (“Patria”), a global alternative asset manager with shares listed on NASDAQ.

(a)   Economic and Financial Position of the Group and Out-of-Court Reorganization Plan (Brazil)

During the year ended June 30, 2025, the Group experienced the effects of a financial crisis that significantly impacted the agricultural input sector in Brazil. These adverse conditions affected the Group’s operating performance, financial position, and liquidity.

As of June 30, 2025, the Company reported an equity deficit of R$ 1,515,601 (equity surplus of R$ 1,359,015 as of June 30, 2024), mainly due to accumulated losses of R$ 3,690,659 (R$ 1,023,165 as of June 30, 2024). Net working capital showed a deficit of R$ 2,324,202 on (R$ 158,062 as of June 30, 2024).

Main factors contributing to the financial crisis included:

•         A decline in commodity prices, which compressed farmers’ margins, delayed input purchases, and shifted demand toward lower-value products;

•         Adverse climatic conditions beginning in late 2023 and worsening in 2024, severely affecting water availability, energy supply, and crop yields;

•         Elevated inventory levels acquired at high costs during 2022, which continued to adversely impact results in subsequent periods, as such inventories could not be sold at market prices or were commercialized at negative margins;

•         A reduction in agricultural input market prices, resulting in both inventory devaluation and lower margins upon commercialization;

•         Restricted access to credit, higher interest rates, and increased leverage among farmers, leading to greater default rates and a surge in judicial recovery filings by agricultural producers, which further pressured liquidity across the agricultural supply chain in Brazil;

•         Heightened collateral requirements imposed by suppliers; and

•         Increased leverage and financing costs resulting from the factors above, compounded by sustained increases in Brazil’s benchmark interest rate.

In response to the deterioration in market conditions, the Group engaged an independent financial advisory firm to evaluate strategic alternatives to restructure its capital base. In parallel, a strategic and operational restructuring plan was implemented, which included a detailed assessment of the store portfolio and the selection of locations best aligned with the Group’s long-term sustainability strategy. This initiative resulted in a reduction in the total number of stores, particularly in municipalities with overlapping operations, in addition to several other initiatives aimed at reducing selling, general, and administrative (SG&A) expenses.

Given this context, Lavoro Brazil, the Group’s wholly owned subsidiary and main operating entity within the Brazil Ag Retail segment, filed an Out-of-Court Reorganization Plan (“EJ Plan”) on June 18, 2025, before the 2nd Bankruptcy and Judicial Reorganization Court of São Paulo, Brazil.

The plan was filed in accordance with a previously negotiated agreement with Lavoro Brazil’s main agricultural input suppliers, with the objective of extending payment terms and ensuring continuity in inventory supply, thereby reestablishing financial balance and maintaining product availability for customers. Financial liabilities arising from loans, mutual contracts, FIDCs/FIAGRO, and other obligations unrelated to agricultural input purchases are outside the scope of the EJ Plan and are being settled or renegotiated bilaterally.

As of the EJ Plan filing date, approximately R$2.5 billion in trade payables owed by Lavoro Brazil to its suppliers were subject to restructuring. Creditors were grouped into categories with tailored payment conditions based on their size, sector, and willingness to continue commercial relationships. Creditors supporting the plan will receive full repayment of principal plus IPCA-indexed interest in semiannual installments through 2030, while non-supporting creditors will receive a single payment in 2032 at 50% of the outstanding balance.

The objectives of the EJ Plan are to adjust the Group’s debt profile, preserve operational continuity, and stabilize its financial position. Any effect resulting from the EJ Plan will be recognized in the consolidated financial statements only upon ratification by the Court.

In parallel, management continues to reassess the Group’s going concern assumptions. The main measures supporting the Group’s ability to continue as a going concern include:

•         Disciplined execution of sales, collection, purchasing, and payment strategies;

•         Reduction of SG&A expenses;

•         Regularization of debt payments, including renegotiation and renewal of key credit lines; and

•         Disposal of assets.

These actions form part of a broader financial and operational stabilization plan aimed at achieving sustainable recovery and safeguarding the interests of shareholders, creditors, and employees.

Based on the results of the annual impairment test, management concluded that it was necessary to recognize impairment losses of R$848,199 on intangible assets and R$205,742 on deferred tax assets, as further disclosed in Notes 16 and 24 to these consolidated financial statements.

(b)   The Group’s business

The Group initiated its operations in 2017 and has expanded mainly through mergers and acquisitions in the distribution of agricultural inputs such as crop protection products, fertilizers, seeds and specialty inputs (foliar fertilizers, biologicals, adjuvants and organominerals) and its production through its proprietary portfolio of products under the crop care segment.

Through Crop Care, the Group operates as an importer of post-patent agricultural inputs and producer of specialties products through its own factories’ manufacturing plants. The inputs produced are delivered through the Group’s own distribution channels and by means of direct sales to customers.

The Group operates in Brazil, Colombia and Uruguay in the agricultural input distribution market through its own stores and sells agricultural inputs and products, in particular fertilizers, seeds and pesticides. The group also operates an early-stage agricultural input company in Ecuador. The Group’s customers are rural producers that operate in the production of cereals, mainly soybeans and corn, in addition to cotton, citrus and fruit and vegetable crops, among others.

(c)    Seasonality

Agribusiness is subject to seasonality throughout the year, especially due to the crop cycles that depend on specific weather conditions. Operations, especially in Brazil, have unique weather conditions compared to other countries producing agricultural commodities, making it possible to harvest two to three crops in the same area per year. Thus, considering that the activities of the Group’s customers are directly related to crop cycles, which are seasonal in nature, revenues and cash flows from sales may also be substantially seasonal.

The sales of our products are dependent upon planting and growing seasons, which vary from year to year, and are expected to result in both highly seasonal patterns and substantial fluctuations in quarterly sales and profitability. Demand for our products is typically stronger between October and December, with a second period of strong demand between January and March. The seasonality of agricultural inputs results in our sales volumes typically being the highest during the period between September to February and our working capital and total debt requirements typically being the highest just after the end of this period.